INVESTMENTS UNDER COST METHOD - Investments Under Cost Method (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Global Markets [Member] USD ($)	Dec. 31, 2012 Global Markets [Member] CNY	Dec. 31, 2011 Global Markets [Member] CNY	Dec. 31, 2012 Tophere [Member] USD ($)	Dec. 31, 2012 Tophere [Member] CNY	Dec. 31, 2011 Tophere [Member] CNY
Schedule of Cost-method Investments [Line Items]
Investments under cost method	$ 1,860	11,590	11,590	$ 1,679	10,463	10,463	$ 181	1,127	1,127